Discontinued operations - Details of the net gain of the sale of activities (Details) - CHF (SFr)		3 Months Ended		6 Months Ended		18 Months Ended
	Apr. 02, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%
Discontinued operations as disclosed below
Disclosure
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000		SFr 5,000,000		SFr 5,000,000	SFr 5,000,000
Fair value of Neurosterix US Holdings LLC's participation			9,428,400		9,428,400	9,400,000
Net gain on Neurosterix Pharma Sarl derecognition (IFRS 10)			539,250		539,250
Retirement benefit obligation of employees leaving the Group (IAS 19)			433,791		433,791
Fair value of service agreement			182,348		182,348
Net debt liabilities related to Neurosterix Pharma Sarl (IFRS 16)			11,144		11,144
Other consideration		SFr 117,747		SFr 117,747
Total disposal consideration			15,594,933		15,594,933
Investment in Neurosterix Pharma Sarl			(20,000)		(20,000)
Legal fees paid for Neurosterix Transaction			(26,653)		(454,964)
Accelerating vesting ESOP/DSPPP			(1,158,069)		(1,158,069)
Total costs related to activities sold			(1,204,722)		(1,633,033)
Net gain on sale before income tax		117,747	14,390,211	117,747	13,961,900
Net gain on sale after income tax		SFr 117,747	SFr 14,390,211	SFr 117,747	SFr 13,961,900	SFr 14,100,000
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Disclosure
Percentage of equity interest received	20.00%